Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Carrying Value	$ 2,063.1	[1]	$ 2,442.1	[1]
Fair Value	2,394.4		2,664.7
6.375% Senior Notes due 2012
Debt Instrument [Line Items]
Carrying Value	0		350.0
Fair Value	0		350.5
7% Notes due 2013
Debt Instrument [Line Items]
Carrying Value	149.9		149.7
Fair Value	157.1		162.4
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying Value	497.3		497.0
Fair Value	549.1		525.3
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value	295.2		295.0
Fair Value	385.0		364.4
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value	394.5		394.4
Fair Value	513.5		492.4
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Carrying Value	726.2		756.0
Fair Value	$ 789.7		$ 769.7

[1]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.